INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2016	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2017
Deferred income tax assets
Derivative financial instruments	20	(9)					11
Employee benefits	8		(1)				7
Share-based payments	12	9					21
Provisions	133	12		8			153
Benefit of loss carryforwards	90	(57)		137		10	180
Other deductible temporary differences	41	12		11	(3)	(5)	56

Deferred income tax liabilities
Property, plant and equipment	(1,193)	(243)		75			(1,361)
Intangible assets	(150)	(6)		(42)			(198)
Investments in equity accounted investees	(6)	190		(1,357)			(1,173)
Taxable limited partnership income deferral	(25)	4		(35)			(56)
Other taxable temporary differences	(10)	(6)					(16)
Total deferred tax liabilities	(1,080)	(94)	(1)	(1,203)	(3)	5	(2,376)

($ millions)	Balance at December 31, 2015	Recognized in Earnings	Recognized in Other Comprehensive Income	Acquisition	Equity	Other	Balance at December 31, 2016
Deferred income tax assets
Derivative financial instruments	5	15					20
Employee benefits	1	5	2				8
Share-based payments	9	3					12
Provisions	124	9					133
Benefit of loss carryforwards	63	27					90
Other deductible temporary differences	7	35			2	(3)	41

Deferred income tax liabilities
Property, plant and equipment	(929)	(259)		(5)			(1,193)
Intangible assets	(170)	20					(150)
Investments in equity accounted investees	12	(18)					(6)
Taxable limited partnership income deferral	(49)	24					(25)
Other taxable temporary differences	(10)						(10)
Total deferred tax liabilities	(937)	(139)	2	(5)	2	(3)	(1,080)

Disclosure of reconciliation of effective tax rate
The Company's consolidated statutory tax rate for the year ended December 31, 2017 was 27% percent (2016: 27% percent).
Reconciliation of effective tax rate

Year Ended December 31 ($ millions, except as noted)	2017	2016
Earnings before income tax	1,033	654
Statutory tax rate (percent)	27	27
Income tax at statutory rate	279	176
Tax rate changes on deferred income tax balances	1	(2)
Changes in estimate and other	16	1
US Tax Reform	(166)
Permanent items	12	14
Income tax expense	142	189

Disclosure of income tax expense
Income tax expense

Year Ended December 31 ($ millions)	2017	2016
Current tax expense	48	50
Deferred tax expense
Origination and reversal of temporary differences	286	168
Tax rate changes on deferred tax balances	(191)	(2)
(Increase) / Decrease in tax loss carry forward	(1)	(27)
Total deferred tax expense	94	139
Total income tax expense	142	189

Disclosure of deferred tax items recovered directly in equity	Deferred tax items recovered directly in equity

Year Ended December 31 ($ millions)	2017	2016
Share issue costs	(3)	2
Other comprehensive income/ (loss)	(1)	2
Deferred tax items recovered directly in equity	(4)	4